Post-retirement benefits - Summary of movement in present value of obligation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in net defined benefit liability (asset) [abstract]
Beginning balance	$ (470)	$ (1,028)
Changes in financial assumptions (losses)/gains	407	(3,410)	$ (655)
Currency exchange rate gains/(losses)	10	(35)
Ending balance	(723)	(470)	(1,028)
Pension benefits
Changes in net defined benefit liability (asset) [abstract]
Beginning balance	152
Currency exchange rate gains/(losses)	17
Ending balance	(95)	152
Other benefits
Changes in net defined benefit liability (asset) [abstract]
Beginning balance	(622)
Currency exchange rate gains/(losses)	(7)
Ending balance	(628)	(622)
Present value of defined benefit obligation
Changes in net defined benefit liability (asset) [abstract]
Beginning balance	(11,177)	(15,728)
Current employer service costs	(79)	(143)
Past service credit/(cost)	87	0
Settlements	4	0
Interest on obligation	(533)	(370)
Contributions by plan participants	(19)	(20)
Benefits paid	748	783
Experience (losses)/gains	(40)	(170)
Changes in financial assumptions (losses)/gains	(418)	3,563
Changes in demographic assumptions gains	51	17
Currency exchange rate gains/(losses)	(419)	891
Ending balance	(11,795)	(11,177)	$ (15,728)
Present value of defined benefit obligation | Pension benefits
Changes in net defined benefit liability (asset) [abstract]
Beginning balance	(10,555)
Current employer service costs	(76)
Past service credit/(cost)	88
Settlements	4
Interest on obligation	(499)
Contributions by plan participants	(19)
Benefits paid	716
Experience (losses)/gains	(69)
Changes in financial assumptions (losses)/gains	(393)
Changes in demographic assumptions gains	48
Currency exchange rate gains/(losses)	(412)
Ending balance	(11,167)	(10,555)
Present value of defined benefit obligation | Other benefits
Changes in net defined benefit liability (asset) [abstract]
Beginning balance	(622)
Current employer service costs	(3)
Past service credit/(cost)	(1)
Settlements	0
Interest on obligation	(34)
Contributions by plan participants	0
Benefits paid	32
Experience (losses)/gains	29
Changes in financial assumptions (losses)/gains	(25)
Changes in demographic assumptions gains	3
Currency exchange rate gains/(losses)	(7)
Ending balance	$ (628)	$ (622)